Share-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost for awards granted	$ 607,200	$ 580,600	$ 492,800	$ 506,200	$ 1,200,000	$ 999,000	$ 2,000,000	$ 283,000	$ 146,000
Total income tax benefit	127,500	121,900	$ 103,500	$ 106,300	249,400	$ 209,800	421,000	$ 59,000	$ 31,000
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs	$ 4,100,000	$ 4,700,000			$ 4,100,000		$ 3,600,000
Average period for cost to be recognized		2 years 29 days			1 year 10 months 6 days		1 year 11 months 12 days
Restricted Stock Units (RSUs) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		3 years			3 years
Vesting percentage		50.00%			50.00%
Restricted Stock Units (RSUs) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		5 years			5 years
Vesting percentage		100.00%			100.00%
Restricted Stock Units (RSUs) | 2020 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized to be issued (in shares)										240,000
Shares issued during period (in shares)		24,705		12,160	24,705	13,160
Restricted Stock Units (RSUs) | 2023 Stock Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized to be issued (in shares)	250,000	250,000			250,000